SHARE-BASED COMPENSATION - Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	$ 2,986	$ 1,306	$ 7,217
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	206	217	236
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	397	329	245
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	$ 2,383	$ 760	$ 6,736